Other long-term liabilities - Preferred Shares, Series C (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 USD ($)
Class of Stock [Line Items]
Contingent consideration related to prior acquisition	$ 16,000
Gain on contingent consideration	12,000
Preferred stock redemption price per share (in USD per share) | $ / shares		$ 25
2019	334,855
2020	308,917
2021	111,880
2022	343,737
2023	481,859
Thereafter to 2031	1,740,471
Total Preferred shares series C	$ 13,418		$ 14,718
Series C Preferred Stock
Class of Stock [Line Items]
Redeemable preferred stock issued, shares | shares	100
Preferred stock redemption price per share (in USD per share) | $ / shares		$ 53,400
Less amounts representing interest	$ (5,993)
Total Preferred shares series C	13,418
Less current portion	(940)
Preferred shares series C, noncurrent	12,478
Series C Preferred Stock | Dividends Payable
Class of Stock [Line Items]
2019	940
2020	985
2021	1,000
2022	1,019
2023	1,183
Thereafter to 2031	10,370
Redemption amount	3,914
Estimated dividend and redemption payments	$ 19,411
Executives of company | Series C Preferred Stock
Class of Stock [Line Items]
Redeemable preferred stock issued, shares | shares	36